Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 396,401	R$ 2,253,210
Financial investments	3,411,146	0
Trade receivables	2,204,029	2,137,752
Accounts receivable from related parties	168,054	192,906
Inventories	104,848	70,454
Restricted cash	35,742	26,018
Recoverable taxes	22,672	141,266
Other assets	97,946	74,532
Total current assets	6,440,838	4,896,138
Noncurrent assets
Trade receivables	246,957	215,275
Accounts receivable from related parties	638,591	657,990
Escrow deposits	164,942	177,982
Water and Basic Sanitation National Agency - ANA	26,463	32,466
Other assets	148,164	119,646
Investments	63,417	53,187
Investment properties	46,274	47,562
Contract assets	7,969,164	7,617,714
Intangible assets	34,405,575	32,325,447
Property, plant and equipment	268,251	314,393
Total noncurrent assets	43,977,798	41,561,662
Total assets	50,418,636	46,457,800
Current liabilities
Trade payables and contractors	263,741	369,631
Borrowings and financing	3,034,449	2,859,843
Accrued payroll and related taxes	410,943	594,279
Taxes and contributions	266,819	250,318
Interest on capital	231,611	800,352
Provisions	760,209	550,247
Services payable	453,750	474,078
Public-Private Partnership - PPP	130,207	110,291
Program Contract Commitments	162,541	273,932
Other liabilities	185,860	170,453
Total current liabilities	5,900,130	6,453,424
Noncurrent liabilities
Borrowings and financing	14,224,175	10,384,866
Deferred income tax and social contribution	320,716	433,996
Deferred Cofins and PASEP	149,444	143,693
Provisions	492,093	485,561
Pension obligations	2,868,594	3,360,932
Public-Private Partnership - PPP	3,045,066	3,183,689
Program Contract Commitments	68,939	103,321
Other liabilities	555,775	272,535
Total noncurrent liabilities	21,724,802	18,368,593
Total liabilities	27,624,932	24,822,017
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	8,194,706	7,547,954
Other comprehensive loss	(401,002)	(912,171)
Total equity	22,793,704	21,635,783
Total equity and liabilities	R$ 50,418,636	R$ 46,457,800